DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P 500 ESG ETF
May 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.6%
Communication Services
— 7.9%
Alphabet, Inc.*, Class A
202,355 34,906,237
Alphabet, Inc.*, Class C
169,637 29,510,053
AT&T, Inc.
244,390 4,452,786
Comcast Corp., Class A
135,707 5,432,351
Electronic Arts, Inc.
8,350 1,109,548
Interpublic Group of Cos., Inc.
12,097 379,483
News Corp., Class A
13,784 374,787
News Corp., Class B
4,261 118,797
Omnicom Group, Inc.
7,329 681,304
Paramount Global, Class B
17,323 206,317
Take-Two Interactive Software,
Inc.*
5,375 861,935
T-Mobile US, Inc.
17,881 3,128,460
Walt Disney Co.
62,917 6,537,705
(Cost $75,365,072)
87,699,763
Consumer Discretionary
— 7.0%
Aptiv PLC*
9,752 811,951
Bath & Body Works, Inc.
7,592 394,328
Best Buy Co., Inc.
6,986 592,552
BorgWarner, Inc.
8,266 294,766
Caesars Entertainment, Inc.*
8,055 286,436
CarMax, Inc.*
5,288 371,535
Carnival Corp.*
34,164 515,193
Chipotle Mexican Grill, Inc.*
943 2,951,137
D.R. Horton, Inc.
10,189 1,505,934
Deckers Outdoor Corp.*
879 961,556
eBay, Inc.
17,784 964,248
Etsy, Inc.*
3,919 248,739
Expedia Group, Inc.*
4,455 502,791
General Motors Co.
39,249 1,765,812
Genuine Parts Co.
4,770 687,548
Hasbro, Inc.
4,935 295,014
Hilton Worldwide Holdings, Inc.
8,591 1,723,355
Home Depot, Inc.
34,157 11,438,155
Las Vegas Sands Corp.
13,329 600,205
LKQ Corp.
8,928 384,172
Lowe's Cos., Inc.
19,660 4,350,561
Lululemon Athletica, Inc.*
3,925 1,224,561
Marriott International, Inc.,
Class A
8,428 1,948,301
McDonald's Corp.
24,904 6,447,397
MGM Resorts International*
8,816 354,139
Mohawk Industries, Inc.*
2,076 253,127
NIKE, Inc., Class B
41,663 3,960,068
Norwegian Cruise Line Holdings
Ltd.*
14,370 238,542
Pool Corp.
1,298 471,888
Number
of Shares Value $
PulteGroup, Inc.
7,185 842,944
Ralph Lauren Corp.
1,434 267,986
Ross Stores, Inc.
11,476 1,603,886
Royal Caribbean Cruises Ltd.*
8,498 1,254,985
Starbucks Corp.
38,735 3,107,322
Tapestry, Inc.
8,473 368,491
Tesla, Inc.*
95,132 16,941,107
TJX Cos., Inc.
39,099 4,031,107
Tractor Supply Co.
3,667 1,046,158
Ulta Beauty, Inc.*
1,649 651,503
Wynn Resorts Ltd.
3,108 294,887
Yum! Brands, Inc.
9,563 1,314,243
(Cost $77,442,032)
78,268,630
Consumer Staples — 6.6%
Archer-Daniels-Midland Co.
18,145 1,132,974
Campbell Soup Co.
7,619 338,131
Coca-Cola Co.
133,066 8,373,843
Colgate-Palmolive Co.
28,139 2,615,801
Conagra Brands, Inc.
16,845 503,329
Costco Wholesale Corp.
15,169 12,285,221
Estee Lauder Cos., Inc., Class A
8,357 1,030,920
General Mills, Inc.
19,213 1,320,894
Hershey Co.
5,324 1,053,247
Hormel Foods Corp.
11,005 340,935
J M Smucker Co.
3,855 430,372
Kellanova
9,027 544,689
Keurig Dr Pepper, Inc.
36,285 1,242,761
Kraft Heinz Co.
28,363 1,003,199
Kroger Co.
23,342 1,222,421
Lamb Weston Holdings, Inc.
4,816 425,205
McCormick & Co., Inc.
8,955 646,730
Molson Coors Beverage Co.,
Class B
7,119 390,192
Mondelez International, Inc.,
Class A
46,040 3,155,121
PepsiCo, Inc.
47,052 8,135,291
Procter & Gamble Co.
80,781 13,291,706
Sysco Corp.
16,610 1,209,540
Target Corp.
15,815 2,469,670
Tyson Foods, Inc., Class A
10,051 575,420
Walgreens Boots Alliance, Inc.
25,412 412,183
Walmart, Inc.
147,048 9,669,877
(Cost $71,501,107)
73,819,672
Energy — 4.5%
Baker Hughes Co.
36,080 1,207,958
Chevron Corp.
59,574 9,668,860
Devon Energy Corp.
21,694 1,064,742
Diamondback Energy, Inc.
6,157 1,226,844
EQT Corp.
14,733 605,379

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 ESG ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Exxon Mobil Corp.
155,179 18,196,290
Halliburton Co.
30,312 1,112,450
Hess Corp.
9,430 1,453,163
Kinder Morgan, Inc.
65,551 1,277,589
Marathon Petroleum Corp.
12,670 2,237,649
Occidental Petroleum Corp.
22,487 1,405,437
ONEOK, Inc.
19,774 1,601,694
Phillips 66
14,801 2,103,370
Schlumberger NV
48,918 2,244,847
Targa Resources Corp.
7,601 898,666
Valero Energy Corp.
11,699 1,838,381
Williams Cos., Inc.
41,735 1,732,420
(Cost $46,403,754)
49,875,739
Financials — 13.8%
Aflac, Inc.
17,925 1,610,920
Allstate Corp.
9,392 1,573,348
American Express Co.
19,611 4,706,640
American International Group,
Inc.
24,008 1,892,311
Ameriprise Financial, Inc.
3,409 1,488,403
Aon PLC, Class A
6,843 1,927,263
Arch Capital Group Ltd.*
13,329 1,367,955
Arthur J Gallagher & Co.
7,450 1,887,308
Assurant, Inc.
2,116 367,063
Bank of America Corp.
235,642 9,423,324
Bank of New York Mellon Corp.
25,789 1,537,282
BlackRock, Inc.
4,781 3,691,075
Capital One Financial Corp.
12,964 1,784,235
Cboe Global Markets, Inc.
3,976 687,808
Charles Schwab Corp.
51,056 3,741,384
Chubb Ltd.
13,945 3,776,585
Citigroup, Inc.
65,109 4,056,942
Citizens Financial Group, Inc.
15,302 540,008
CME Group, Inc.
12,333 2,503,352
Comerica, Inc.
4,094 209,777
Corpay, Inc.*
2,472 661,680
Discover Financial Services
9,012 1,105,412
Everest Group Ltd.
1,531 598,514
FactSet Research Systems, Inc.
1,447 584,964
Fidelity National Information
Services, Inc.
20,179 1,531,183
Fifth Third Bancorp
23,857 892,729
Fiserv, Inc.*
20,647 3,092,095
Franklin Resources, Inc.
10,490 247,564
Global Payments, Inc.
8,856 901,984
Globe Life, Inc.
3,418 282,874
Goldman Sachs Group, Inc.
11,175 5,101,611
Hartford Financial Services
Group, Inc.
10,073 1,042,052
Huntington Bancshares, Inc.
46,928 653,238
Number
of Shares Value $
Intercontinental Exchange, Inc.
19,543 2,616,808
Invesco Ltd.
17,350 272,568
Jack Henry & Associates, Inc.
2,470 406,760
JPMorgan Chase & Co.
99,278 20,116,701
KeyCorp
30,775 442,237
M&T Bank Corp.
6,053 917,635
MarketAxess Holdings, Inc.
1,436 285,663
Marsh & McLennan Cos., Inc.
16,937 3,515,782
Mastercard, Inc., Class A
28,396 12,695,000
MetLife, Inc.
20,772 1,503,270
Moody's Corp.
5,572 2,212,028
Morgan Stanley
42,819 4,189,411
MSCI, Inc.
2,688 1,331,044
Nasdaq, Inc.
13,806 814,968
Northern Trust Corp.
7,470 629,273
PayPal Holdings, Inc.*
36,575 2,303,859
PNC Financial Services Group,
Inc.
13,406 2,109,970
Principal Financial Group, Inc.
7,237 593,723
Prudential Financial, Inc.
12,671 1,524,955
Raymond James Financial, Inc.
6,868 843,047
Regions Financial Corp.
33,863 655,249
S&P Global, Inc.
11,006 4,705,175
State Street Corp.
9,977 754,161
Synchrony Financial
13,628 596,906
T. Rowe Price Group, Inc.
8,080 952,066
Travelers Cos., Inc.
7,835 1,690,009
Truist Financial Corp.
47,156 1,780,139
US Bancorp
52,813 2,141,567
Visa, Inc., Class A
54,431 14,830,270
Willis Towers Watson PLC
3,503 894,281
(Cost $135,904,658)
153,793,408
Health Care — 12.4%
Abbott Laboratories
59,545 6,084,904
AbbVie, Inc.
60,659 9,780,657
Agilent Technologies, Inc.
10,010 1,305,404
Amgen, Inc.
18,380 5,621,523
Baxter International, Inc.
18,001 613,654
Becton Dickinson and Co.
9,875 2,290,704
Biogen, Inc.*
5,123 1,152,368
Bio-Rad Laboratories, Inc.*,
Class A
684 196,212
Boston Scientific Corp.*
50,402 3,808,879
Bristol-Myers Squibb Co.
69,362 2,850,085
Cardinal Health, Inc.
8,391 832,975
Cencora, Inc.
5,848 1,324,981
Centene Corp.*
18,283 1,308,880
Charles River Laboratories
International, Inc.*
1,723 359,142
Cigna Group
10,049 3,463,086

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P 500 ESG ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
CVS Health Corp.
43,127 2,570,369
Danaher Corp.
22,573 5,796,746
DaVita, Inc.*
1,835 269,965
Edwards Lifesciences Corp.*
20,768 1,804,532
Elevance Health, Inc.
8,066 4,343,380
Eli Lilly & Co.
27,409 22,484,699
Gilead Sciences, Inc.
42,712 2,745,100
Hologic, Inc.*
7,930 585,075
Humana, Inc.
4,161 1,490,137
IDEXX Laboratories, Inc.*
2,833 1,407,859
Illumina, Inc.*
5,602 584,177
Incyte Corp.*
6,036 348,820
Medtronic PLC
45,487 3,701,277
Merck & Co., Inc.
87,110 10,935,789
Mettler-Toledo International,
Inc.*
717 1,006,733
Moderna, Inc.*
11,903 1,696,773
Pfizer, Inc.
193,003 5,531,466
Quest Diagnostics, Inc.
3,972 563,905
Regeneron Pharmaceuticals,
Inc.*
3,637 3,564,842
ResMed, Inc.
4,987 1,028,968
Revvity, Inc.
4,092 447,092
Stryker Corp.
11,605 3,958,349
Teleflex, Inc.
1,580 330,331
UnitedHealth Group, Inc.
31,775 15,740,382
Waters Corp.*
2,090 645,601
Zimmer Biomet Holdings, Inc.
7,520 865,928
Zoetis, Inc.
15,724 2,666,161
(Cost $129,364,208)
138,107,910
Industrials — 7.7%
Allegion PLC
2,880 350,842
American Airlines Group, Inc.*
24,766 284,809
AMETEK, Inc.
7,839 1,329,338
Automatic Data Processing, Inc.
14,118 3,457,781
Axon Enterprise, Inc.*
2,401 676,290
Broadridge Financial Solutions,
Inc.
4,282 859,697
C.H. Robinson Worldwide, Inc.
4,014 346,689
Carrier Global Corp.
28,466 1,798,766
Caterpillar, Inc.
17,492 5,921,392
Cintas Corp.
2,959 2,006,113
CSX Corp.
67,487 2,277,686
Cummins, Inc.
4,640 1,307,227
Dayforce, Inc.*
5,106 252,543
Deere & Co.
8,915 3,340,985
Delta Air Lines, Inc.
21,709 1,107,593
Dover Corp.
5,010 920,938
Eaton Corp. PLC
13,727 4,569,032
Emerson Electric Co.
19,568 2,194,747
Number
of Shares Value $
Fortive Corp.
12,718 946,728
General Electric Co.
37,382 6,173,263
Hubbell, Inc.
1,834 713,224
IDEX Corp.
2,521 525,981
Illinois Tool Works, Inc.
9,249 2,245,195
Ingersoll Rand, Inc.
14,331 1,333,500
JB Hunt Transport Services, Inc.
2,963 476,302
Johnson Controls International
PLC
23,167 1,665,939
Masco Corp.
7,404 517,688
Norfolk Southern Corp.
7,684 1,727,363
Otis Worldwide Corp.
13,602 1,349,318
PACCAR, Inc.
18,030 1,938,225
Parker-Hannifin Corp.
4,400 2,338,688
Paychex, Inc.
11,503 1,382,200
Pentair PLC
6,133 499,104
Quanta Services, Inc.
5,091 1,404,811
Republic Services, Inc.
7,358 1,362,628
Robert Half, Inc.
4,096 263,086
Rockwell Automation, Inc.
4,041 1,040,679
Stanley Black & Decker, Inc.
5,021 437,681
Trane Technologies PLC
7,817 2,559,755
Uber Technologies, Inc.*
70,664 4,562,068
Union Pacific Corp.
20,898 4,865,472
United Parcel Service, Inc.,
Class B
24,662 3,426,292
United Rentals, Inc.
2,301 1,540,312
Verisk Analytics, Inc.
5,253 1,327,853
W.W. Grainger, Inc.
1,523 1,403,384
Waste Management, Inc.
12,596 2,654,355
Westinghouse Air Brake
Technologies Corp.
6,517 1,102,872
Xylem, Inc.
8,550 1,205,721
(Cost $71,892,021)
85,992,155
Information Technology
— 33.6%
Accenture PLC, Class A
21,542 6,081,091
Adobe, Inc.*
15,521 6,903,120
Advanced Micro Devices, Inc.*
55,500 9,262,950
Akamai Technologies, Inc.*
5,159 475,866
Apple, Inc.
498,657 95,866,808
Applied Materials, Inc.
28,401 6,108,487
Autodesk, Inc.*
7,316 1,474,906
Cisco Systems, Inc.
139,452 6,484,518
Hewlett Packard Enterprise Co.
44,286 781,648
HP, Inc.
30,759 1,122,703
Intel Corp.
145,120 4,476,952
International Business Machines
Corp.
31,471 5,250,936
KLA Corp.
4,652 3,533,334
Lam Research Corp.
4,505 4,200,642

4 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 ESG ETF
(Continued)
May 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Number
of Shares Value $
Micron Technology, Inc.
37,915 4,739,375
Microsoft Corp.
255,356 106,005,936
NVIDIA Corp.
84,863 93,037,853
ON Semiconductor Corp.*
15,492 1,131,536
QUALCOMM, Inc.
38,325 7,820,216
Salesforce, Inc.
33,258 7,797,006
TE Connectivity Ltd.
10,403 1,557,329
Western Digital Corp.*
11,040 831,202
(Cost $262,956,343)
374,944,414
Materials — 2.5%
Air Products and Chemicals, Inc.
7,577 2,020,786
Albemarle Corp.
4,100 502,619
Amcor PLC
53,095 539,976
Avery Dennison Corp.
2,560 582,630
Ball Corp.
11,281 783,240
CF Industries Holdings, Inc.
7,002 558,269
Corteva, Inc.
23,922 1,338,197
Dow, Inc.
23,231 1,338,802
Ecolab, Inc.
8,614 2,000,171
FMC Corp.
4,843 295,181
Freeport-McMoRan, Inc.
49,083 2,588,147
International Flavors &
Fragrances, Inc.
9,436 907,554
Linde PLC
16,656 7,254,021
LyondellBasell Industries NV,
Class A
8,952 890,008
Mosaic Co.
11,906 368,253
Newmont Corp.
39,287 1,647,697
PPG Industries, Inc.
8,431 1,107,918
Sherwin-Williams Co.
8,053 2,446,501
Westrock Co.
8,512 456,584
(Cost $26,759,912)
27,626,554
Real Estate — 2.3%
Alexandria Real Estate Equities,
Inc. REIT
5,581 664,139
American Tower Corp. REIT
15,811 3,094,845
AvalonBay Communities, Inc.
REIT
4,966 956,849
Boston Properties, Inc. REIT
5,352 324,706
CBRE Group, Inc.*, Class A
9,947 876,032
CoStar Group, Inc.*
13,981 1,092,895
Digital Realty Trust, Inc. REIT
11,108 1,614,437
Equinix, Inc. REIT
3,183 2,428,565
Number
of Shares Value $
Equity Residential REIT
11,047 718,386
Extra Space Storage, Inc. REIT
7,584 1,097,936
Federal Realty Investment Trust
REIT
2,642 266,710
Healthpeak Properties, Inc. REIT
25,626 509,957
Host Hotels & Resorts, Inc. REIT
26,927 483,070
Iron Mountain, Inc. REIT
10,272 828,848
Kimco Realty Corp. REIT
22,799 441,389
Prologis, Inc. REIT
31,494 3,479,772
Public Storage REIT
5,236 1,433,774
Regency Centers Corp. REIT
5,348 328,367
SBA Communications Corp.
REIT
3,904 767,839
UDR, Inc. REIT
11,404 440,422
Ventas, Inc. REIT
14,936 750,683
Welltower, Inc. REIT
18,686 1,937,178
Weyerhaeuser Co. REIT
26,236 787,867
(Cost $27,319,874)
25,324,666
Utilities — 1.3%
American Water Works Co., Inc.
6,945 908,198
Consolidated Edison, Inc.
11,298 1,068,226
Edison International
13,747 1,056,457
Entergy Corp.
7,600 854,924
Eversource Energy
12,444 737,058
Exelon Corp.
35,651 1,338,695
NextEra Energy, Inc.
70,191 5,616,684
Public Service Enterprise Group,
Inc.
17,820 1,350,043
Sempra
20,886 1,608,848
(Cost $14,299,295)
14,539,133
TOTAL COMMON STOCKS
(Cost $939,208,276)
1,109,992,044
CASH EQUIVALENTS — 0.3%
DWS Government Money
Market Series "Institutional
Shares"(a), 5.26%
(Cost $3,418,823)
3,418,823 3,418,823
TOTAL INVESTMENTS — 99.9%
(Cost $942,627,099)
1,113,410,867
Other assets and liabilities,
net — 0.1%
1,468,624
NET ASSETS — 100.0%
1,114,879,491

DBX ETF Trust | 5
Schedule of Investments
Xtrackers S&P 500 ESG ETF
(Continued)
May 31, 2024 (Unaudited)
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
At May 31, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
 *
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.24% (a)(b)
— — (0) (c) — — 82 — — —
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 5.26% (a)
1,432,502 14,374,693 (12,388,372) — — 75,498 — 3,418,823 3,418,823
1,432,502 14,374,693 (12,388,372) — — 75,580 — 3,418,823 3,418,823
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ ) †
E-Mini S&P 500 ESG Futures
USD 18 4,162,441 4,242,780 6/21/2024 80,339
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
May 31, 2024.
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 1,109,992,044 $ — $ — $ 1,109,992,044
Short-Term Investments (a)
3,418,823 — — 3,418,823
Derivatives (b)
Futures Contracts
80,339 — — 80,339
TOTAL
$ 1,113,491,206 $ — $ — $ 1,113,491,206
(a)
See Schedule of Investments for additional detailed categorizations.

6 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 ESG ETF
(Continued)
May 31, 2024 (Unaudited)
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
SNPE-PH3
R-089711-2 (5/25) DBX006037 (5/25)
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.